UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

SEMI-ANNUAL REPORT

December 31, 2022

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	21
Notes to Financial Statements	24
Supplemental Information	34
Expense Example	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 11.3%
	AGL Core CLO Ltd.
$1,500,000	Series 2019-2A, Class B, 6.14% (3-Month USD Libor+190 basis points), 4/20/2032[1,2,3]	$1,456,587
950,000	Series 2020-8A, Class BR, 5.64% (3-Month USD Libor+140 basis points), 10/20/2032[1,2,3]	911,206
250,000	Series 2020-4A, Class XR, 4.89% (3-Month USD Libor+65 basis points), 4/20/2033[1,2,3]	249,630
1,000,000	Apidos CLO Series 2020-34A, Class B1R, 5.89% (3-Month USD Libor+165 basis points), 1/20/2035[1,2,3]	951,349
	Ares CLO Ltd.
2,000,000	Series 2016-39A, Class A2R2, 5.59% (3-Month USD Libor+140 basis points), 4/18/2031[1,2,3]	1,952,008
1,714,285	Series 2020-58A, Class XR, 4.61% (3-Month Term SOFR+75 basis points), 1/15/2035[1,2,3]	1,708,386
	Atalaya Equipment Leasing Trust
516,861	Series 2021-1A, Class A2, 1.23%, 5/15/2026[1,3]	501,952
234,800	Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	220,178
1,500,000	Bain Capital Credit CLO Ltd. Series 2020-2A, Class XR, 4.93% (3-Month USD Libor+70 basis points), 7/19/2034[1,2,3]	1,496,437
1,268,000	Balboa Bay Loan Funding Ltd. Series 2020-1A, Class BR, 5.89% (3-Month USD Libor+165 basis points), 1/20/2032[1,2,3]	1,214,839
1,750,000	BlueMountain CLO Ltd. Series 2018-23A, Class A2, 5.69% (3-Month USD Libor+145 basis points), 10/20/2031[1,2,3]	1,693,898
372,109	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	347,875
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 6.23% (3-Month Term SOFR+236 basis points), 1/15/2031[1,2,3]	585,042
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,046
411,033	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	394,034
2,000,000	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	1,851,664
67,005	CPS Auto Receivables Trust Series 2020-C, Class C, 1.71%, 8/17/2026[1,3]	66,580
885,000	Credit Acceptance Auto Loan Trust Series 2019-3A, Class C, 3.06%, 3/15/2029[1,3]	879,834
1,250,000	Crown City CLO Series 2021-1A, Class X, 4.99% (3-Month USD Libor+75 basis points), 7/20/2034[1,2,3]	1,244,837
2,500,000	Discover Card Execution Note Trust Series 2018-A2, Class A2, 4.65% (1-Month USD Libor+33 basis points), 8/15/2025[1,2]	2,499,502
1

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$903,000	Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027[1]	$882,735
600,000	Dryden CLO Ltd. Series 2019-72A, Class XR, 5.51% (3-Month USD Libor+90 basis points), 5/15/2032[1,2,3]	597,293
1,500,000	Eaton Vance CLO Ltd. Series 2020-1A, Class BR, 5.73% (3-Month USD Libor+165 basis points), 10/15/2034[1,2,3]	1,438,170
	Exeter Automobile Receivables Trust
490,294	Series 2019-2A, Class D, 3.71%, 3/17/2025[1,3]	485,250
301,108	Series 2020-3A, Class C, 1.32%, 7/15/2025[1]	297,707
840,000	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	809,269
1,575,000	FirstKey Homes Trust Series 2020-SFR1, Class F2, 4.28%, 8/17/2037[3]	1,436,600
2,000,000	GoldenTree Loan Management U.S. CLO 16 Ltd. Series 2022-16A, Class X, 6.12% (3-Month Term SOFR+180 basis points), 1/20/2035[1,2,3]	1,992,528
263,786	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	249,938
1,000,000	JFIN CLO Ltd. Series 2015-2A, Class BR, 5.48% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	995,847
110,547	Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026[1,3]	105,386
1,500,000	Mariner CLO LLC Series 2016-3A, Class BR2, 5.82% (3-Month USD Libor+150 basis points), 7/23/2029[1,2,3]	1,453,880
837,250	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	776,636
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,776,966
670,968	NewRez Warehouse Securitization Trust Series 2021-1, Class D, 5.79% (1-Month USD Libor+140 basis points), 5/25/2055[1,2,3]	649,362
800,000	Oaktree CLO Ltd. Series 2019-3A, Class BR, 5.99% (3-Month USD Libor+175 basis points), 10/20/2034[1,2,3]	765,043
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 6.61% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	973,443
2,000,000	Series 2019-2A, Class A2R, 5.78% (3-Month USD Libor+170 basis points), 10/15/2034[1,2,3]	1,916,597
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 5.53% (3-Month USD Libor+145 basis points), 10/15/2030[1,2,3]	1,425,032
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 6.21% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	964,992
2

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$400,175	Santander Consumer Auto Receivables Trust Series 2021-BA, Class B, 1.45%, 10/16/2028[1,3]	$393,091
1,000,000	Santander Drive Auto Receivables Trust Series 2020-3, Class D, 1.64%, 11/16/2026[1]	958,714
	Signal Peak CLO Ltd
1,104,019	Series 2015-1A, Class AR2, 5.22% (3-Month USD Libor+98 basis points), 4/20/2029[1,2,3]	1,090,442
1,000,000	Series 2019-1A, Class B, 6.42% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	972,519
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	434,797
22,481	Series 2017-E, Class A2B, 2.72%, 11/26/2040[1,3]	22,324
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	494,722
1,171,263	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,081,994
1,466,665	TICP CLO Ltd. Series 2018-12A, Class X, 4.73% (3-Month USD Libor+65 basis points), 7/15/2034[1,2,3]	1,461,500
2,000,000	Tricon American Homes Trust Series 2018-SFR1, Class F, 4.96%, 5/17/2037[3]	1,868,580
1,500,000	Venture 36 CLO Ltd. Series 2019-36A, Class A2R, 5.64% (3-Month USD Libor+140 basis points), 4/20/2032[1,2,3]	1,437,703
	Vibrant CLO Ltd.
1,100,000	Series 2017-6A, Class BR, 6.38% (3-Month USD Libor+163 basis points), 6/20/2029[1,2,3]	1,079,034
2,000,000	Series 2019-11A, Class A2R, 5.94% (3-Month USD Libor+170 basis points), 7/20/2032[1,2,3]	1,898,043
	Voya CLO Ltd.
1,000,000	Series 2016-2A, Class A2R, 5.98% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	955,643
1,300,000	Series 2018-4A, Class A2AR, 5.48% (3-Month USD Libor+140 basis points), 1/15/2032[1,2,3]	1,245,052
	Westlake Automobile Receivables Trust
526,142	Series 2019-3A, Class D, 2.72%, 11/15/2024[1,3]	522,708
350,011	Series 2019-2A, Class D, 3.20%, 11/15/2024[1,3]	349,276
300,000	Series 2020-1A, Class D, 2.80%, 6/16/2025[1,3]	294,437
867,000	Series 2021-1A, Class C, 0.95%, 3/16/2026[1,3]	831,620
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,142,616
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,580,630
	TOTAL ASSET-BACKED SECURITIES
	(Cost $63,323,221)	60,345,003

	BANK LOANS — 5.3%
1,075,000	AAdvantage Loyalty IP Ltd. 8.99% (1-Month USD Libor+475 basis points), 4/20/2028[1,2,4,5]	1,072,146
3

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$983,166	Aramark Services, Inc. 5.82% (1-Month USD Libor+175 basis points), 3/11/2025[1,2,4]	$979,941
679,462	Avantor Funding, Inc. 6.32% (1-Month USD Libor+225 basis points), 11/6/2027[1,2,4]	677,339
340,309	Avolon TLB Borrower 1 U.S. LLC 6.10% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,4]	339,742
1,353,296	Charter Communications Operating LLC 5.83% (1-Month USD Libor+175 basis points), 4/30/2025[1,2,4]	1,349,276
1,738,291	CSC Holdings LLC 6.57% (1-Month Term SOFR+225 basis points), 7/17/2025[1,2,4]	1,648,769
199,664	DT Midstream, Inc. 3.69% (1-Month Term SOFR+200 basis points), 6/10/2028[1,2,4]	200,226
905,968	Elanco Animal Health, Inc. 4.31% (1-Month USD Libor+175 basis points), 8/1/2027[1,2,4]	871,850
1,293,739	Energizer Holdings, Inc. 6.63% (1-Month USD Libor+225 basis points), 12/22/2027[1,2,4]	1,272,716
1,231,250	HCA, Inc. 5.82% (1-Month USD Libor+175 basis points), 6/30/2028[1,2,4]	1,232,020
1,501,163	Hilton Worldwide Finance LLC 6.17% (1-Month USD Libor+175 basis points), 6/21/2026[1,2,4]	1,498,259
660,823	ICON Luxembourg Sarl 5.94% (1-Month USD Libor+225 basis points), 7/1/2028[1,2,4,5]	659,670
1,106,023	Level 3 Financing, Inc. 5.82% (1-Month USD Libor+175 basis points), 3/1/2027[1,2,4]	1,062,673
1,469,716	LPL Holdings, Inc. 5.87% (1-Month USD Libor+175 basis points), 11/12/2026[1,2,4]	1,464,204
1,149,300	Mileage Plus Holdings LLC 8.78% (1-Month USD Libor+525 basis points), 6/20/2027[1,2,4]	1,184,210
1,509,016	New Red Finance, Inc. 5.82% (1-Month USD Libor+175 basis points), 11/19/2026[1,2,4,5]	1,485,973
1,147,485	ON Semiconductor Corp. 6.19% (1-Month USD Libor+200 basis points), 9/19/2026[1,2,4]	1,147,009
948,988	PetSmart LLC 7.82% (1-Month USD Libor+375 basis points), 2/12/2028[1,2,4]	931,488
164,645	PRA Health Sciences, Inc. 5.94% (1-Month USD Libor+225 basis points), 7/1/2028[1,2,4]	164,357
1,276,363	SBA Senior Finance II LLC 5.83% (1-Month USD Libor+175 basis points), 4/11/2025[1,2,4]	1,273,708
1,927,000	SkyMiles IP Ltd. 7.99% (3-Month USD Libor+375 basis points), 10/20/2027[1,2,4,5]	1,967,833
1,268,549	SS&C Technologies, Inc. 5.82% (1-Month USD Libor+175 basis points), 4/16/2025[1,2,4]	1,249,286
850,000	Standard Industries 7.33% (6-Month USD Libor+250 basis points), 9/22/2028[1,6,7]	840,744
408,860	Telesat LLC 7.17% (1-Month USD Libor+275 basis points), 12/6/2026[1,2,4]	192,894
482,544	TransDigm, Inc. 5.93% (1-Month USD Libor+225 basis points), 12/9/2025[1,2]	477,598
4

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$565,440	United Airlines, Inc. 8.11% (1-Month USD Libor+375 basis points), 4/21/2028[1,2,4]	$559,904
998,000	Virgin Media Bristol LLC 5.91% (1-Month USD Libor+250 basis points), 1/31/2028[1,2,4]	983,120
1,161,893	Vistra Operations Co. LLC 0.00% (1-Month USD Libor+175 basis points), 12/31/2025[1,2,4]	1,153,510
	TOTAL BANK LOANS
	(Cost $28,384,670)	27,940,465

	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
	Angel Oak Mortgage Trust
403,925	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,8]	381,156
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,8]	1,640,182
183,010	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,8]	173,105
274,260	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,8]	253,893
1,332,800	Series 2020-3, Class B2, 5.36%, 4/25/2065[1,3,8]	1,084,403
532,275	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,8]	471,794
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,8]	595,463
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,8]	1,073,943
	BRAVO Residential Funding Trust
388,990	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,8]	364,714
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,8]	1,041,887
	Citigroup Mortgage Loan Trust, Inc.
768,726	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	728,778
128,021	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,8]	122,128
1,485,847	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,8]	1,190,074
995,053	CSMC Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,8]	749,506
	Deephaven Residential Mortgage Trust
1,061,071	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,8]	864,354
1,049,910	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,8]	842,104
540,090	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,8]	441,080
931,335	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,8]	804,911
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,8]	1,800,360
150,878	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,8]	135,040
361,653	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,8]	286,647
241,965	FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050[1,3,8]	215,261
1,325,272	GCAT Trust Series 2021-NQM5, Class A2, 1.42%, 7/25/2066[1,3,8]	1,034,424
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.62%, 6/25/2056[1,3,8]	1,190,687
	New Residential Mortgage Loan Trust
115,819	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,8]	102,894
5

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$231,638	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,8]	$204,710
1,645,455	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,8]	1,275,447
	Residential Mortgage Loan Trust
70,518	Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,8]	68,479
130,739	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,8]	126,429
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,8]	2,209,596
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,8]	694,772
210,073	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,8]	192,235
	SG Residential Mortgage Trust
236,879	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,8]	226,984
245,174	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,8]	235,171
1,140,861	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,8]	912,714
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,8]	1,102,763
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,8]	917,687
	Spruce Hill Mortgage Loan Trust
48,038	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,8]	47,436
123,037	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,8]	121,439
	Starwood Mortgage Residential Trust
967,487	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,8]	778,426
505,664	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,8]	406,089
624,014	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,8]	564,119
938,656	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,8]	777,815
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $34,105,974)	28,451,099

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.6%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.11%, 4/14/2033[1,3,8,9]	23,886
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036[1,3,8]	788,767
1,500,000	BFLD Trust Series 2020-EYP, Class D, 7.27% (1-Month USD Libor+295 basis points), 10/15/2035[2,3]	1,280,757
	BX Trust
1,000,000	Series 2021-MFM1, Class D, 5.82% (1-Month USD Libor+150 basis points), 1/15/2034[2,3]	940,073
22,812	Series 2019-RP, Class A, 5.36% (1-Month USD Libor+105 basis points), 6/15/2034[1,2,3]	22,385
1,200,000	Series 2021-LBA, Class FJV, 6.72% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	1,066,548
1,200,000	Series 2021-LBA, Class FV, 6.72% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	1,066,548
800,000	Series 2021-VOLT, Class F, 6.72% (1-Month USD Libor+240 basis points), 9/15/2036[2,3]	736,004
6

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,500,000	Series 2021-LGCY, Class F, 6.27% (1-Month USD Libor+195 basis points), 10/15/2036[2,3]	$1,348,406
1,500,000	Series 2021-PAC, Class F, 6.71% (1-Month USD Libor+240 basis points), 10/15/2036[2,3]	1,369,796
1,700,000	Series 2019-XL, Class G, 6.75% (1-Month Term SOFR+241 basis points), 10/15/2036[2,3]	1,627,237
1,050,000	Series 2020-VKNG, Class E, 6.55% (1-Month Term SOFR+221 basis points), 10/15/2037[2,3]	979,805
1,400,000	Series 2021-VINO, Class E, 6.27% (1-Month USD Libor+195 basis points), 5/15/2038[2,3]	1,306,921
1,587,971	Series 2021-SOAR, Class F, 6.67% (1-Month USD Libor+235 basis points), 6/15/2038[2,3]	1,474,466
1,390,073	Series 2021-XL2, Class F, 6.56% (1-Month USD Libor+224 basis points), 10/15/2038[2,3]	1,297,694
1,021,229	Series 2022-LP2, Class E, 6.94% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	950,431
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 6.87% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	571,370
492,422	Cantor Commercial Real Estate Lending Series 2019-CF1, Class A1, 2.85%, 5/15/2052[1]	483,228
2,324,350	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 0.98%, 1/10/2048[1,8,9]	56,647
1,965,981	Cold Storage Trust Series 2020-ICE5, Class E, 7.08% (1-Month USD Libor+277 basis points), 11/15/2037[2,3]	1,884,540
	COMM Mortgage Trust
1,166,827	Series 2013-CR12, Class A3, 3.77%, 10/10/2046[1]	1,153,383
867,776	Series 2014-CR19, Class XA, 0.93%, 8/10/2047[1,8,9]	9,479
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,439,071
	CSMC Trust
7,209,078	Series 2020-NET, Class X, 1.26%, 8/15/2037[3,8]	198,754
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,263,207
2,440,481	Extended Stay America Trust Series 2021-ESH, Class C, 6.02% (1-Month USD Libor+170 basis points), 7/15/2038[2,3]	2,342,525
7,963,592	Fannie Mae-Aces Series 2014-M8, Class X2, 0.29%, 6/25/2024[8,9]	20,092
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.84%, 9/25/2023[1,8,9]	22,163
4,218,524	Series K044, Class X1, 0.74%, 1/25/2025[1,8,9]	51,858
900,000	Series K043, Class X3, 1.63%, 2/25/2043[1,8,9]	27,339
2,900,000	Series K046, Class X3, 1.51%, 4/25/2043[1,8,9]	81,899
900,000	Series K050, Class X3, 1.55%, 10/25/2043[1,8,9]	31,266
1,100,000	Series K052, Class X3, 1.61%, 1/25/2044[1,8,9]	43,715
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,8,9]	176,565
	Government National Mortgage Association
7

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$2,313,744	Series 2013-139, Class IO, 0.31%, 10/16/2054[1,8,9]	$44,743
322,035	Series 2013-175, Class IO, 0.21%, 5/16/2055[1,8,9]	1,619
167,087	Series 2014-120, Class IO, 0.49%, 4/16/2056[1,8,9]	1,836
2,327,082	Series 2017-185, Class IO, 0.54%, 4/16/2059[1,8,9]	81,899
3,315,446	Series 2017-169, Class IO, 0.59%, 1/16/2060[1,8,9]	114,220
2,168,421	Series 2018-41, Class IO, 0.60%, 5/16/2060[1,8,9]	81,984
3,547,757	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,8,9]	146,430
1,271,830	Series 2019-8, Class IO, 0.87%, 11/16/2060[1,8,9]	71,777
17,508,158	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,8,9]	785,961
1,474,455	Life Mortgage Trust Series 2021-BMR, Class F, 6.67% (1-Month USD Libor+235 basis points), 3/15/2038[2,3]	1,391,206
600,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 6.92% (1-Month USD Libor+260 basis points), 4/15/2038[2,3]	562,397
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class AS, 4.48%, 10/15/2046[1,8]	1,959,126
1,500,000	MTN Commercial Mortgage Trust Series 2022-LPFL, Class E, 8.62% (1-Month Term SOFR+429 basis points), 3/15/2039[2,3]	1,411,775
1,429,420	OPG Trust Series 2021-PORT, Class F, 6.27% (1-Month USD Libor+195 basis points), 10/15/2036[2,3]	1,321,881
1,500,000	SMRT Series 2022-MINI, Class E, 7.04% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,368,461
1,400,000	SREIT Trust Series 2021-MFP, Class F, 6.94% (1-Month USD Libor+263 basis points), 11/15/2038[2,3]	1,305,214
12,139,299	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.02%, 12/15/2052[1,8,9]	558,019
2,195,626	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.76%, 9/15/2058[1,8,9]	35,534
	WFRBS Commercial Mortgage Trust
1,500,000	Series 2014-C19, Class AS, 4.27%, 3/15/2047[1]	1,455,123
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	951,934
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	773,081
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.64%, 8/15/2047[1,8,9]	32,915
6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,8,9]	39,603
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $43,663,121)	40,633,563

	CORPORATE BONDS — 55.6%
	COMMUNICATIONS — 2.8%
4,500,000	AT&T, Inc. 4.94% (SOFR Index+64 basis points), 3/25/2024[1,2]	4,478,490
8

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$779,000	Level 3 Financing, Inc. 4.62%, 9/15/2027[1,3]	$648,518
2,565,000	NBN Co., Ltd. 0.88%, 10/8/2024[1,3,5]	2,366,084
500,000	Netflix, Inc. 4.38%, 11/15/2026	481,250
	NTT Finance Corp.
1,710,000	0.37%, 3/3/2023[3,5]	1,700,318
2,140,000	0.58%, 3/1/2024[3,5]	2,029,276
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,368,572
2,000,000	Warnermedia Holdings, Inc. 3.53%, 3/15/2024[1,3]	1,938,718
		15,011,226
	CONSUMER DISCRETIONARY — 3.9%
750,000	AMN Healthcare, Inc. 4.62%, 10/1/2027[1,3]	691,553
1,430,000	Aptiv PLC / Aptiv Corp. 2.40%, 2/18/2025[1,5]	1,349,417
	BMW U.S. Capital LLC
1,600,000	4.83% (SOFR Index+53 basis points), 4/1/2024[2,3]	1,592,235
2,000,000	4.34% (SOFR Index+38 basis points), 8/12/2024[2,3]	1,980,732
3,500,000	ERAC USA Finance LLC 2.70%, 11/1/2023[1,3]	3,426,854
2,000,000	General Motors Financial Co., Inc. 4.92% (SOFR Rate+62 basis points), 10/15/2024[2]	1,943,934
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	494,903
3,000,000	Hyundai Capital America 1.00%, 9/17/2024[3]	2,773,191
1,488,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,5]	1,387,789
600,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	589,386
	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
276,000	8.00%, 9/20/2025[1,3,5]	276,889
110,000	8.00%, 9/20/2025[1,3,5]	110,564
	Toyota Motor Credit Corp.
2,000,000	4.65% (SOFR Rate+35 basis points), 6/13/2023[2]	1,998,628
1,640,000	4.46% (SOFR Rate+29 basis points), 9/13/2024[2]	1,622,232
480,000	United Airlines, Inc. 4.37%, 4/15/2026[1,3]	444,924
		20,683,231
9

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES — 1.0%
$1,000,000	7-Eleven, Inc. 0.80%, 2/10/2024[1,3]	$951,493
	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
500,000	3.50%, 2/15/2023[1,3]	496,866
400,000	3.25%, 3/15/2026[1,3]	364,822
474,000	Darling Ingredients, Inc. 5.25%, 4/15/2027[1,3]	456,149
1,000,000	General Mills, Inc. 5.09% (3-Month USD Libor+101 basis points), 10/17/2023[2]	1,002,164
2,000,000	Liberty Mutual Group, Inc. 4.25%, 6/15/2023[3]	1,985,754
		5,257,248
	ENERGY — 2.2%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	292,536
908,000	3.95%, 12/1/2026[1]	812,387
3,000,000	ConocoPhillips Co. 2.13%, 3/8/2024[1]	2,899,554
859,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	828,935
	DCP Midstream Operating LP
520,000	3.88%, 3/15/2023[1]	517,046
513,000	5.37%, 7/15/2025[1]	508,229
149,000	5.62%, 7/15/2027[1]	147,957
192,000	Devon Energy Corp. 5.25%, 9/15/2024[1]	192,244
	Energy Transfer LP
2,000,000	3.45%, 1/15/2023[1]	1,998,330
320,000	4.25%, 3/15/2023[1]	319,218
	EQT Corp.
689,000	6.12%, 2/1/2025[1]	690,619
777,000	3.13%, 5/15/2026[1,3]	714,029
	PDC Energy, Inc.
64,000	6.12%, 9/15/2024[1]	63,079
882,000	5.75%, 5/15/20261	841,931
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	946,560
		11,772,654
	FINANCIALS — 32.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2,000,000	1.15%, 10/29/2023[5]	1,924,272
2,000,000	1.65%, 10/29/2024[1,5]	1,845,510
	American Express Co.
2,477,000	5.39% (3-Month USD Libor+65 basis points), 2/27/2023[1,2]	2,477,005
10

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$860,000	5.21% (3-Month USD Libor+75 basis points), 8/3/2023[1,2]	$860,297
1,620,000	5.23% (SOFR Rate+93 basis points), 3/4/2025[1,2]	1,618,996
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,5]	552,749
	Bank of America Corp.
3,000,000	5.28% (3-Month USD Libor+96 basis points), 7/23/2024[1,2]	3,000,327
2,000,000	4.54% (SOFR Rate+69 basis points), 4/22/2025[1,2]	1,974,198
2,000,000	3.84% (SOFR Rate+111 basis points), 4/25/2025[1,8]	1,954,592
	Bank of Montreal
4,000,000	3.97% (SOFR Index+27 basis points), 4/14/2023[2,5]	3,994,924
2,000,000	4.51% (SOFR Index+27 basis points), 9/15/2023[2,5]	1,994,402
2,000,000	Bank of New York Mellon Corp. 4.07% (SOFR Rate+26 basis points), 4/26/2024[1,2]	1,986,204
	Bank of Nova Scotia
3,000,000	4.80% (SOFR Index+55 basis points), 9/15/2023[2,5]	2,996,172
3,000,000	4.15% (SOFR Index+45 basis points), 4/15/2024[2,5]	2,973,837
	Barclays PLC
2,733,000	6.02% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,5]	2,732,544
1,330,000	1.01% (USD 1 Year Tsy+80 basis points), 12/10/2024[1,5,8]	1,266,366
1,000,000	7.32% (USD 1 Year Tsy+305 basis points), 11/2/2026[1,5,8]	1,037,637
3,000,000	Canadian Imperial Bank of Commerce 4.64% (SOFR Rate+34 basis points), 6/22/2023[2,5]	2,995,299
	Capital One Financial Corp.
2,000,000	2.60%, 5/11/2023[1]	1,983,760
1,500,000	4.17% (SOFR Rate+137 basis points), 5/9/2025[1,8]	1,465,719
4,665,000	Charles Schwab Corp. 4.81% (SOFR Index+50 basis points), 3/18/2024[1,2]	4,650,175
	Citigroup, Inc.
4,240,000	5.78% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	4,244,643
2,000,000	4.62% (SOFR Rate+67 basis points), 5/1/2025[1,2]	1,969,572
2,000,000	4.99% (SOFR Rate+69 basis points), 1/25/2026[1,2]	1,954,978
2,000,000	5.61% (SOFR Rate+155 basis points), 9/29/2026[1,8]	2,005,512
1,000,000	Citizens Bank N.A. 5.68% (3-Month USD Libor+95 basis points), 3/29/2023[1,2]	1,000,663
4,000,000	Cooperatieve Rabobank UA 4.03% (SOFR Index+38 basis points), 1/10/2025[2,5]	3,946,476
	Credit Suisse Group A.G.
2,000,000	5.98% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,5]	1,894,000
2,000,000	3.70%, 2/21/2025[5]	1,845,442
2,000,000	Danske Bank A/S 5.80% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,5]	2,000,170
2,000,000	Deutsche Bank A.G. 0.90%, 5/28/2024[5]	1,870,796
2,375,000	Fidelity National Information Services, Inc. 0.38%, 3/1/2023	2,357,069
11

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$323,000	Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025[1,3]	$303,686
	Goldman Sachs Group, Inc.
1,870,000	5.44% (3-Month USD Libor+75 basis points), 2/23/2023[2]	1,870,937
2,000,000	1.76% (SOFR Rate+73 basis points), 1/24/2025[1,8]	1,914,412
	HSBC Holdings PLC
3,000,000	5.67% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,5]	2,987,955
1,957,000	0.73% (SOFR Rate+53 basis points), 8/17/2024[1,5,8]	1,886,113
1,120,000	4.56% (SOFR Rate+58 basis points), 11/22/2024[1,2,5]	1,093,789
1,110,000	Huntington National Bank 4.01% (SOFR Rate+120 basis points), 5/16/2025[1,8]	1,087,031
3,000,000	ING Groep N.V. 5.94% (SOFR Index+164 basis points), 3/28/2026[1,2,5]	2,986,470
	JPMorgan Chase & Co.
3,075,000	4.86% (SOFR Rate+58 basis points), 3/16/2024[1,2]	3,065,812
4,000,000	5.21% (3-Month USD Libor+89 basis points), 7/23/2024[1,2]	4,005,036
3,000,000	5.22% (SOFR Rate+92 basis points), 2/24/2026[1,2]	2,950,818
3,000,000	KeyBank N.A. 4.55% (SOFR Index+32 basis points), 6/14/2024[1,2]	2,979,924
2,000,000	Macquarie Bank Ltd. 5.61% (SOFR Rate+131 basis points), 3/21/2025[2,3,5]	1,997,234
2,000,000	Macquarie Group Ltd. 4.41% (SOFR Rate+71 basis points), 10/14/2025[1,2,3,5]	1,952,818
2,000,000	MassMutual Global Funding II 4.03% (SOFR Rate+27 basis points), 10/21/2024[2,3]	1,975,652
	Metropolitan Life Global Funding I
660,000	4.26% (SOFR Rate+57 basis points), 1/13/2023[2,3]	660,005
3,000,000	4.60% (SOFR Rate+30 basis points), 9/27/2024[2,3]	2,969,331
	Mitsubishi UFJ Financial Group, Inc.
2,294,000	5.52% (3-Month USD Libor+74 basis points), 3/2/2023[2,5]	2,294,830
1,500,000	5.06% (USD 1 Year Tsy+155 basis points), 9/12/2025[1,5,8]	1,490,121
	Morgan Stanley
3,000,000	0.53% (SOFR Rate+46 basis points), 1/25/2024[1,8]	2,979,927
3,000,000	4.47% (SOFR Rate+62 basis points), 1/24/2025[1,2]	2,958,300
2,000,000	1.16% (SOFR Rate+56 basis points), 10/21/2025[1,8]	1,838,278
2,000,000	4.98% (SOFR Rate+95 basis points), 2/18/2026[1,2]	1,968,654
1,014,000	MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/2027[1]	852,297
1,765,000	National Bank of Canada 4.79% (SOFR Rate+49 basis points), 8/6/2024[2,5]	1,744,948
1,000,000	NatWest Group PLC 6.28% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,5]	1,000,252
1,000,000	NatWest Markets PLC 5.75% (SOFR Rate+145 basis points), 3/22/2025[2,3,5]	991,154
758,000	Navient Corp. 6.12%, 3/25/2024	742,551
12

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	New York Life Global Funding
$2,940,000	4.12% (SOFR Rate+22 basis points), 2/2/2023[2,3]	$2,939,336
2,000,000	4.12% (SOFR Rate+31 basis points), 4/26/2024[2,3]	1,985,968
2,000,000	4.03% (SOFR Index+33 basis points), 1/14/2025[2,3]	1,977,980
1,200,000	Northwestern Mutual Global Funding 4.63% (SOFR Rate+33 basis points), 3/25/2024[2,3]	1,191,852
	OneMain Finance Corp.
500,000	5.63%, 3/15/2023	498,202
371,000	3.50%, 1/15/2027[1]	307,177
1,300,000	Protective Life Global Funding 1.08%, 6/9/2023[3]	1,278,182
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	625,439
5,000,000	Royal Bank of Canada 4.21% (SOFR Index+36 basis points), 7/29/2024[2,5]	4,944,230
727,000	SLM Corp. 4.20%, 10/29/2025[1]	665,173
	Standard Chartered PLC
1,500,000	0.99% (USD 1 Year Tsy+78 basis points), 1/12/2025[1,3,5,8]	1,415,473
2,000,000	4.93% (SOFR Rate+93 basis points), 11/23/2025[1,2,3,5]	1,943,130
2,094,000	Sumitomo Mitsui Financial Group, Inc. 4.82% (3-Month USD Libor+74 basis points), 1/17/2023[2,5]	2,093,981
	Toronto-Dominion Bank
1,175,000	4.30% (SOFR Rate+48 basis points), 1/27/2023[2,5]	1,174,989
2,000,000	4.28% (SOFR Rate+22 basis points), 6/2/2023[2,5]	1,996,556
1,000,000	4.75% (SOFR Rate+45 basis points), 9/28/2023[2,5]	998,249
2,000,000	4.06% (SOFR Rate+41 basis points), 1/10/2025[2,5]	1,967,304
3,000,000	Truist Bank 3.91% (SOFR Rate+20 basis points), 1/17/2024[1,2]	2,980,278
3,000,000	Truist Financial Corp. 4.53% (SOFR Rate+40 basis points), 6/9/2025[1,2]	2,937,051
5,000,000	UBS A.G. 4.31% (SOFR Rate+36 basis points), 2/9/2024[2,3,5]	4,976,505
	VICI Properties LP / VICI Note Co., Inc.
1,000,000	5.63%, 5/1/2024[1,3]	992,755
888,000	3.50%, 2/15/2025[1,3]	837,233
800,000	4.25%, 12/1/2026[1,3]	745,060
2,000,000	Wells Fargo & Co. 3.91% (SOFR Rate+132 basis points), 4/25/2026[1,8]	1,937,028
3,000,000	Westpac Banking Corp. 4.28% (SOFR Rate+30 basis points), 11/18/2024[2,5]	2,972,337
		173,304,109
	HEALTH CARE — 3.5%
835,000	Astrazeneca Finance LLC 0.70%, 5/28/2024[1]	787,287
13

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$3,930,000	AstraZeneca PLC 5.32% (3-Month USD Libor+67 basis points), 8/17/2023[2,5]	$3,930,252
1,500,000	Bayer U.S. Finance II LLC 3.88%, 12/15/2023[1,3]	1,478,202
	Cigna Corp.
535,000	3.00%, 7/15/2023[1]	529,121
2,100,000	0.61%, 3/15/2024[1]	1,991,466
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	486,887
1,000,000	5.00%, 5/15/2027[1,3]	953,300
1,700,000	PerkinElmer, Inc. 0.55%, 9/15/2023[1]	1,646,666
1,665,000	Royalty Pharma PLC 0.75%, 9/2/2023[5]	1,612,970
	Thermo Fisher Scientific, Inc.
3,000,000	4.06% (SOFR Index+35 basis points), 4/18/2023[1,2]	2,993,220
2,000,000	4.24% (SOFR Index+53 basis points), 10/18/2024[1,2]	1,981,004
		18,390,375
	INDUSTRIALS — 4.2%
913,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 4.13%, 8/15/2026[1,3,5]	790,862
	Boeing Co.
1,500,000	4.51%, 5/1/2023[1]	1,497,208
3,000,000	1.43%, 2/4/2024[1]	2,866,077
2,000,000	Caterpillar Financial Services Corp. 4.22% (SOFR Rate+24 basis points), 5/17/2024[2]	1,991,926
	Daimler Trucks Finance North America LLC
3,000,000	4.90% (SOFR Rate+60 basis points), 12/14/2023[2,3]	2,982,018
2,000,000	5.05% (SOFR Rate+75 basis points), 12/13/2024[2,3]	1,972,734
542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	505,551
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
3,000,000	4.13%, 8/1/2023[1,3]	2,983,134
2,737,000	2.70%, 11/1/2024[1,3]	2,581,226
2,000,000	Rockwell Automation, Inc. 0.35%, 8/15/2023[1]	1,946,500
2,460,000	Siemens Financieringsmaatschappij N.V. 4.73% (SOFR Rate+43 basis points), 3/11/2024[2,3,5]	2,451,321
		22,568,557
	MATERIALS — 0.7%
309,000	Cleveland-Cliffs, Inc. 6.75%, 3/15/2026[1,3]	309,772
425,000	Freeport-McMoRan, Inc. 3.87%, 3/15/2023[1]	423,840
14

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$1,665,000	Glencore Funding LLC 4.12%, 3/12/2024[1,3]	$1,638,828
1,000,000	International Flavors & Fragrances, Inc. 3.20%, 5/1/2023[1]	993,744
536,000	SPCM S.A. 3.13%, 3/15/2027[1,3,5]	460,960
		3,827,144
	TECHNOLOGY — 1.5%
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 10/2/2023[1]	994,025
2,000,000	1.45%, 4/1/2024[1]	1,910,796
2,000,000	Oracle Corp. 2.40%, 9/15/2023[1]	1,959,308
3,000,000	Skyworks Solutions, Inc. 0.90%, 6/1/2023[1]	2,940,618
		7,804,747
	UTILITIES — 3.3%
1,750,000	Atmos Energy Corp. 5.10% (3-Month USD Libor+38 basis points), 3/9/2023[1,2]	1,748,934
182,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	173,359
4,000,000	Dominion Energy, Inc. 5.30% (3-Month USD Libor+53 basis points), 9/15/2023[1,2]	3,992,092
1,100,000	Entergy Louisiana LLC 0.95%, 10/1/2024[1]	1,024,410
2,240,000	Eversource Energy 4.21% (SOFR Index+25 basis points), 8/15/2023[2]	2,231,558
	Florida Power & Light Co.
3,800,000	4.21% (SOFR Index+25 basis points), 5/10/2023[1,2]	3,793,639
1,905,000	4.04% (SOFR Index+38 basis points), 1/12/2024[1,2]	1,891,501
	PPL Electric Utilities Corp.
1,875,000	4.98% (3-Month USD Libor+25 basis points), 9/28/2023[1,2]	1,866,758
1,055,000	4.63% (SOFR Rate+33 basis points), 6/24/2024[1,2]	1,038,949
		17,761,200
	TOTAL CORPORATE BONDS
	(Cost $302,923,747)	296,380,491

	MUNICIPAL BONDS — 0.5%
1,685,000	City of Houston TX Airport System Revenue 1.06%, 7/1/2023	1,653,292
500,000	City of Riverside CA 1.90%, 6/1/2023	494,212
15

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
$595,000	County of San Bernardino CA 6.02%, 8/1/2023	$598,100
	TOTAL MUNICIPAL BONDS
	(Cost $2,791,914)	2,745,604

	U.S. GOVERNMENT AND AGENCIES — 10.0%
	United States Treasury Note
5,000,000	2.75%, 11/15/2023	4,914,845
5,000,000	0.87%, 1/31/2024	4,798,240
10,000,000	2.25%, 3/31/2024	9,705,470
10,000,000	0.25%, 5/15/2024	9,416,020
10,000,000	3.25%, 8/31/2024	9,795,700
10,000,000	2.75%, 2/28/2025	9,669,140
5,000,000	3.50%, 9/15/2025	4,904,100
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $53,963,290)	53,203,515

Number of Shares
	SHORT-TERM INVESTMENTS — 3.6%
19,333,921	Goldman Sachs Financial Square Government Fund - Institutional Class 4.07%[10]	19,333,921
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $19,333,921)	19,333,921
	TOTAL INVESTMENTS — 99.2%
	(Cost $548,489,858)	529,033,661
	Other Assets in Excess of Liabilities — 0.8%	4,195,401
	TOTAL NET ASSETS — 100.0%	$533,229,062

LLC – Limited Liability Company
LP – Limited Partnership
IO – Interest Only
MTN – Medium Term Note
PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $197,765,613, which represents 37.1% of total net assets of the Fund.
[4]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]	Foreign security denominated in U.S. Dollars.
[6]	All or a portion of the loan is unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Variable rate security. Rate shown is the rate in effect as of December 31, 2022.
[9]	Interest-only security.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

16

AAM/HIMCO Short Duration Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	32.5%
Industrials	4.2%
Consumer Discretionary	3.9%
Health Care	3.5%
Utilities	3.3%
Communications	2.8%
Energy	2.2%
Technology	1.5%
Consumer Staples	1.0%
Materials	0.7%
Total Corporate Bonds	55.6%
Asset-Backed Securities	11.3%
U.S. Government and Agencies	10.0%
Commercial Mortgage-Backed Securities	7.6%
Collateralized Mortgage Obligations	5.3%
Bank Loans	5.3%
Municipal Bonds	0.5%
Short-Term Investments	3.6%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $548,489,858)	$529,033,661
Cash	925,606
Receivables:
Investment securities sold	1,403,618
Fund shares sold	518,145
Dividends and interest	3,067,394
Prepaid expenses	52,165
Total assets	535,000,589
Liabilities:
Payables:
Investment securities purchased	833,000
Fund shares redeemed	587,258
Advisory fees	176,557
Shareholder servicing fees (Note 7)	57,894
Distribution fees - Class A & C (Note 8)	18,528
Fund accounting and administration fees	36,879
Transfer agent fees and expenses	8,382
Custody fees	8,926
Auditing fees	11,687
Trustees' deferred compensation (Note 3)	11,377
Chief Compliance Officer fees	1,858
Trustees' fees and expenses	1,258
Accrued other expenses	17,923
Total liabilities	1,771,527
Net Assets	$533,229,062
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$555,009,107
Total distributable earnings (accumulated deficit)	(21,780,045)
Net Assets	$533,229,062
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$68,265,017
Number of shares issued and outstanding	7,030,940
Net asset value per share[1]	$9.71
Maximum sales charge (2.50% of offering price)[2]	0.25
Maximum offering price to public	$9.96
Class C Shares:
Net assets applicable to shares outstanding	$3,844,604
Number of shares issued and outstanding	396,885
Net asset value per share[3]	$9.69
Class I Shares:
Net assets applicable to shares outstanding	$461,119,441
Number of shares issued and outstanding	47,434,148
Net asset value per share	$9.72

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

18

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2022 (Unaudited)

Investment income:
Interest	$9,488,541
Total investment income	9,488,541
Expenses:
Advisory fees	1,065,219
Shareholder servicing fees (Note 7)	193,240
Distribution fees - Class A (Note 8)	105,244
Distribution fees - Class C (Note 8)	21,145
Fund accounting and administration fees	180,527
Transfer agent fees and expenses	48,317
Custody fees	42,900
Registration fees	40,329
Shareholder reporting fees	13,554
Auditing fees	12,026
Chief Compliance Officer fees	10,077
Trustees' fees and expenses	8,042
Legal fees	6,609
Miscellaneous	4,009
Insurance fees	2,187
Total expenses	1,753,425
Advisory fees recovered (waived)	27,162
Net expenses	1,780,587
Net investment income (loss)	7,707,954
Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(314,341)
Total net realized gain (loss) on:	(314,341)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,342,143)
Net change in unrealized appreciation (depreciation)	(2,342,143)
Net realized and unrealized gain (loss)	(2,656,484)
Net Increase (Decrease) in Net Assets from Operations	$5,051,470

See accompanying Notes to Financial Statements.

19

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$7,707,954	$5,589,353
Net realized gain (loss) on investments	(314,341)	(596,306)
Net change in unrealized appreciation (depreciation) on investments	(2,342,143)	(19,589,581)
Net increase (decrease) in net assets resulting from operations	5,051,470	(14,596,534)
Distributions to Shareholders:
Distributions:
Class A	(1,116,738)	(934,068)
Class C	(39,253)	(2,815)
Class I	(7,229,183)	(4,531,916)
Total distributions to shareholders	(8,385,174)	(5,468,799)
Capital Transactions:
Net proceeds from shares sold:
Class A	6,490,541	76,970,867
Class C	202,057	430,615
Class I	168,416,205	329,385,801
Reinvestment of distributions:
Class A	1,067,429	900,288
Class C	36,969	2,670
Class I	7,203,509	4,498,181
Cost of shares redeemed:
Class A1	(36,773,759)	(101,892,213)
Class C2	(888,707)	(1,620,050)
Class I3	(156,175,152)	(273,970,251)
Net increase (decrease) in net assets from capital transactions	(10,420,908)	34,705,908
Total increase (decrease) in net assets	(13,754,612)	14,640,575
Net Assets:
Beginning of period	546,983,674	532,343,099
End of period	$533,229,062	$546,983,674
Capital Share Transactions:
Shares sold:
Class A	665,169	7,655,581
Class C	20,870	42,967
Class I	17,251,692	32,868,673
Shares reinvested:
Class A	109,784	90,022
Class C	3,814	271
Class I	740,482	449,525
Shares redeemed:
Class A	(3,776,154)	(10,196,784)
Class C	(91,559)	(162,441)
Class I	(16,033,939)	(27,434,705)
Net increase (decrease) in capital share transactions	(1,109,841)	3,313,109

[1]	Net of redemption fee proceeds of $726 and $9,593, respectively.
[2]	Net of redemption fee proceeds of $4 and $0, respectively.
[3]	Net of redemption fee proceeds of $1,812 and $14,513, respectively.

See accompanying Notes to Financial Statements.

20

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.76	$10.10	$9.98	$10.05	$9.93	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.12	0.08	0.09	0.21	0.27	0.19
Net realized and unrealized gain (loss)	(0.03)	(0.35)	0.13	(0.06)	0.11	(0.08)
Total from investment operations	0.09	(0.27)	0.22	0.15	0.38	0.11
Less Distributions:
From net investment income	(0.14)	(0.07)	(0.10)	(0.22)	(0.26)	(0.18)
Total distributions	(0.14)	(0.07)	(0.10)	(0.22)	(0.26)	(0.18)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.71	$9.76	$10.10	$9.98	$10.05	$9.93
Total return[3]	0.88%[4]	(2.65)%	2.24%	1.53%	3.89%	1.09%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$68,265	$97,925	$126,051	$31,019	$27,920	$20,500
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.83%[5]	0.81%	0.84%	0.88%	0.99%	1.18%
After fees waived and expenses absorbed/recovered	0.84%[5]	0.84%	0.84%	0.84%	0.84%	0.80%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.55%[5]	0.79%	0.94%	2.07%	2.53%	1.55%
After fees waived and expenses absorbed/recovered	2.54%[5]	0.76%	0.94%	2.11%	2.68%	1.93%
Portfolio turnover rate	9%[4]	37%	38%	56%	33%	37%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

21

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.73	$10.08	$9.96	$10.03	$9.91	$9.98
Income from Investment Operations:
Net investment income (loss) [1]	0.09	- [2]	0.02	0.14	0.19	0.12
Net realized and unrealized gain (loss)	(0.04)	(0.34)	0.13	(0.06)	0.11	(0.08)
Total from investment operations	0.05	(0.34)	0.15	0.08	0.30	0.04
Less Distributions:
From net investment income	(0.09)	(0.01)	(0.03)	(0.15)	(0.18)	(0.11)
Total distributions	(0.09)	(0.01)	(0.03)	(0.15)	(0.18)	(0.11)
Redemption fee proceeds[1]	- [2]	-	-	- [2]	- [2]	-
Net asset value, end of period	$9.69	$9.73	$10.08	$9.96	$10.03	$9.91
Total return[3]	0.54%[4]	(3.42)%	1.47%	0.78%	3.12%	0.38%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,845	$4,514	$5,875	$7,143	$6,634	$7,732
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.58%[5]	1.56%	1.59%	1.63%	1.74%	1.93%
After fees waived and expenses absorbed/recovered	1.59%[5]	1.59%	1.59%	1.59%	1.59%	1.55%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.80%[5]	0.04%	0.19%	1.32%	1.78%	0.80%
After fees waived and expenses absorbed/recovered	1.79%[5]	0.01%	0.19%	1.36%	1.93%	1.18%
Portfolio turnover rate	9%[4]	37%	38%	56%	33%	37%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

22

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.78	$10.11	$9.99	$10.06	$9.95	$10.01
Income from Investment Operations:
Net investment income (loss) [1]	0.14	0.10	0.12	0.24	0.29	0.22
Net realized and unrealized gain (loss)	(0.05)	(0.33)	0.13	(0.06)	0.10	(0.08)
Total from investment operations	0.09	(0.23)	0.25	0.18	0.39	0.14
Less Distributions:
From net investment income	(0.15)	(0.10)	(0.13)	(0.25)	(0.28)	(0.20)
Total distributions	(0.15)	(0.10)	(0.13)	(0.25)	(0.28)	(0.20)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.72	$9.78	$10.11	$9.99	$10.06	$9.95
Total return[3]	0.93%[4]	(2.30)%	2.48%	1.78%	4.04%	1.45%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$461,119	$444,545	$400,417	$264,993	$190,242	$152,854
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.58%[5]	0.56%	0.59%	0.63%	0.74%	0.93%
After fees waived and expenses absorbed/recovered	0.59%[5]	0.59%	0.59%	0.59%	0.59%	0.55%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.80%[5]	1.04%	1.19%	2.32%	2.78%	1.80%
After fees waived and expenses absorbed/recovered	2.79%[5]	1.01%	1.19%	2.36%	2.93%	2.18%
Portfolio turnover rate	9%[4]	37%	38%	56%	33%	37%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

23

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

24

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis for each class of shares in proportion to their relative net assets, except for distribution fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

25

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the prior three open tax years ended June 30, 2020-2022 and as of and during the six months ended December 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

26

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2022, the Advisor recovered a portion of its advisory fees totaling $27,162. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At December 31, 2022, the amount of these potentially recoverable expenses was $109,128. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2023	$97,769
2024	11,359
Total	$109,128

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2022, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2022, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

27

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2022, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2022, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$548,489,858

Gross unrealized appreciation	$477,162
Gross unrealized depreciation	(19,933,359)

Net unrealized appreciation/(depreciation)	$(19,456,197)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$733,293
Undistributed long-term capital gains	-
Tax accumulated earnings	733,293

Accumulated capital and other losses	(2,056,952)
Unrealized appreciation/(depreciation) on investments	(17,114,054)
Unrealized deferred compensation	(8,628)
Total accumulated earnings/(deficit)	$(18,446,341)

The tax character of the distributions paid during the fiscal years ended June 30, 2022 and June 30, 2021, were as follows:

Distributions paid from:	2022	2021
Ordinary income	$5,468,799	$4,655,317
Net long-term capital gains	-	-
Total distributions paid	$5,468,799	$4,655,317
28

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

At June 30, 2022, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$1,401,205
Long-term	655,747
Total	$2,056,952

The fund utilized $0 of its capital loss carryforwards during the year ended June 30, 2022. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2022 and the year ended June 30, 2022, the Fund received $2,542 and $24,106, respectively.

Note 6 – Investment Transactions

For the six months ended December 31, 2022, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were 54,517,696 and 44,193,600, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2022, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to the Fund’s Class A Shares and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees for the sale and distribution of the Fund’s Class A and Class C Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the plan.

For the six months ended December 31, 2022, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

29

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:

30

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$60,345,003	$-	$60,345,003
Bank Loans	-	27,940,465	-	27,940,465
Collateralized Mortgage Obligations	-	28,451,099	-	28,451,099
Commercial Mortgage-Backed Securities	-	40,633,563	-	40,633,563
Corporate Bonds[1]	-	296,380,491	-	296,380,491
Municipal Bonds	-	2,745,604	-	2,745,604
U.S. Government and Agencies	-	53,203,515	-	53,203,515
Short-Term Investments	19,333,921	-	-	19,333,921
Total Investments	$19,333,921	$509,699,740	$-	$529,033,661

1For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 3 securities at period end.

Note 11 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2022 the total unfunded amount was 0.2% of the Fund’s net assets.

As of December 31, 2022, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Standard Industries	$850,000	$833,000	$840,744	7,744

Note 12 – Change of Control

Pursuant to a merger agreement signed on September 1, 2022, Sun Life (U.S.) HoldCo 2020, Inc. (“Sun Life”), a subsidiary of Sun Life Financial Inc., will acquire a majority interest in the Advisor’s parent company, AAM Holdings, Inc. (“AAM Holdings”) (the “Transaction”). In addition, Sun Life will receive annually recurring call options to acquire the remaining interests in AAM Holdings, beginning approximately five years from the closing of the Transaction, and if Sun Life does not exercise such call options, the other stockholders of AAM Holdings will have annually recurring put options to sell their remaining interests to Sun Life. The Transaction is expected to be completed during the first half of 2023, subject to customary closing conditions, including obtaining including obtaining necessary fund and client consents and customary regulatory approvals.

The Transaction will constitute an “assignment” under the Investment Company Act of 1940, as amended, which will result in the automatic termination of the Current Advisory Agreement. The termination of the Current Advisory Agreement will also result in the termination of the current investment sub-advisory agreements between Advisor and Sub-Advisor.

31

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

In anticipation of the Transaction, at a meeting of the Board of Trustees of the Fund (the “Board”) held on October 5, 2022, the Board approved (i) the New Advisory Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which Advisor would continue to serve as the investment advisor for the Fund, subject to the oversight of the Board; (ii) the New Sub-Advisory Agreement between the Advisor and Sub-Advisor. The New Advisory Agreement and New Sub-Advisory Agreement are subject to approval by the Fund shareholders and the closing of the Transaction.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 14 – New Accounting Pronouncements

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

32

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Note 15 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

At a special meeting held on January 6, 2023, shareholders of the Fund voted to approve the New Advisory Agreement between the Advisor and the Trust, on behalf of the Fund, and approved the New Sub-Advisory Agreement between the Advisor and Sub-Advisor. The voting results are as follows:

New Advisory Agreement:

For	Against	Abstain	Total
30,058,306.132	50,320.353	115,470.972	30,224,097.457

New Sub-Advisory Agreement:

For	Against	Abstain	Total
30,071,291.257	37,504.353	115,301.847	30,224,097.457

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

33

AAM/HIMCO Short Duration Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a meeting held on October 5, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”), and a new sub-advisory agreement (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”) between the Investment Advisor and Hartford Investment Management Company (the “Sub-Advisor”), with respect to the AAM/HIMCO Short Duration Fund series of the Trust (the “Fund”), in connection with a pending change of control of the Investment Advisor. On September 1, 2022, AAM Holdings, Inc., the Investment Advisor’s parent company (“AAM Holdings”), and Sun Life Financial Inc. (“Sun Life”) announced that Sun Life intends to indirectly acquire a majority interest in AAM Holdings (the “Transaction”). Under the 1940 Act, the closing of the Transaction will constitute an assignment and automatic termination of the current advisory agreement between the Trust, on behalf of the Fund, and the Investment Advisor (the “Current Advisory Agreement”). The termination of the Current Advisory Agreement will also result in the immediate termination of the current sub-advisory agreement between the Investment Advisor and the Sub-Advisor (the “Current Sub-Advisory Agreement” and, together with the Current Advisory Agreement, the “Current Agreements”), pursuant to the terms of the Current Sub-Advisory Agreement. The Trustees noted that they had last renewed the Current Agreements at a meeting held on March 9-10, 2022 (the “March Meeting”).

The New Agreements are substantially the same as the Current Agreements, except that the New Agreements would be effective for 150 days unless approved by the shareholders of the Fund, in which case the New Agreements would remain in effect for a two-year period. The Fund’s shareholders approved the New Agreements at a meeting held on January 6, 2023, and the Investment Advisor and Sub-Advisor will begin providing services to the Fund under the New Agreements upon the closing of the Transaction, which is expected to occur in the first half of 2023 (subject to the receipt of applicable regulatory approvals and the satisfaction of customary closing conditions).

In approving each New Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the New Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Government/Credit 1-3 Year Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Short-Term Bond fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended June 30, 2022; and reports from the March Meeting comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the New Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

34

AAM/HIMCO Short Duration Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the New Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group median returns, Peer Group average returns, and Bloomberg U.S. Government/Credit 1-3 Year Index returns.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services to be provided by the Investment Advisor to the Fund pursuant to the New Advisory Agreement. In doing so, the Board considered the Investment Advisor’s role as the investment advisor to the Fund, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities would include day-to-day management of the Fund’s assets. The Board also considered the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund, noting that key personnel of the Investment Advisor would continue to be involved in the overall supervision of the general investment management and investment operations of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board considered that under the New Advisory Agreement, the Investment Advisor would be entitled to the same advisory fee, with respect to the Fund, as under the Current Advisory Agreement. The March Meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was slightly higher than both the Peer Group and Fund Universe medians by 0.03%. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The March Meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.13%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

35

AAM/HIMCO Short Duration Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the New Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability, Benefits to the Investment Advisor and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended June 30, 2022, noting that the Investment Advisor had recouped fees it previously waived for the Fund. The Board also noted that the Investment Advisor agreed to maintain the current expense limitation arrangement with respect to the Fund until October 31, 2032. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

The Board also considered the potential benefits to be received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Hartford Investment Management Company

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in the portfolio management of the Fund; the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund; and the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. The Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor is primarily responsible for the day-to-day management of the Fund and its investment results, which the Board had discussed when considering the New Advisory Agreement. The Trustees noted that the Investment Advisor was recommending the approval of the New Sub-Advisory Agreement.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund. The Trustees noted that under the New Sub-Advisory Agreement, the Sub-Advisor would be entitled to the same sub-advisory fee, with respect to the Fund, as under the Current Sub-Advisory Agreement. The Trustees considered that the proposed sub-advisory fee is lower than the fees that the Sub-Advisor charges to manage separate accounts for institutional clients using its short duration strategy up to the $75 million asset level, but higher than its standard fee schedule above that level. The Trustees noted, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Sub-Advisor’s institutional clients. The Board observed that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

36

AAM/HIMCO Short Duration Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the New Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board considered the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each New Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each New Agreement with respect to the Fund.

37

AAM/HIMCO Short Duration Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2022 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22–12/31/22
Class A	Actual Performance	$1,000.00	$1,008.80	$4.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.97	4.28
Class C	Actual Performance	1,000.00	1,005.40	8.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.19	8.09
Class I	Actual Performance	1,000.00	1,009.30	2.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.23	3.01

*	Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.59% and 0.59% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

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AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

39

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Short Duration Fund - Class A	ASDAX	46141P 248
AAM/HIMCO Short Duration Fund - Class C	ASDCX	46141P 230
AAM/HIMCO Short Duration Fund - Class I	ASDIX	46141P 222

Privacy Principles of the AAM /HIMCO Short Duration Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Short Duration Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Short Duration Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/10/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/10/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/10/2023